Income Taxes - Summary of NOLs amd Tax Credit Gross Carryforwards (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Domestic Tax Authority [Member]
Summary Of Net Operating Losses And Tax Credit Losses Carried Forward [Line Items]
Tax credits	$ 0
State and Local Jurisdiction [Member]
Summary Of Net Operating Losses And Tax Credit Losses Carried Forward [Line Items]
Tax credits	0
Indefinitely Carried Forward [Member] | Domestic Tax Authority [Member]
Summary Of Net Operating Losses And Tax Credit Losses Carried Forward [Line Items]
NOLs, U.K. (gross)	$ 79,293